UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2013

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 19.2%
Internet & Catalog Retail - 1.5%
Liberty Interactive Corp., Interactive Series A Shares	3,908,820	$109,759,666	*
Liberty Ventures, Series A	195,441	23,755,853	*

Total Internet & Catalog Retail		133,515,519

Media - 17.7%
AMC Networks Inc., Class A Shares	1,762,710	113,148,355	*
Ascent Media Corp., Class A Shares	76,760	6,599,825	*
Cablevision Systems Corp., New York Group, Class A Shares	7,249,900	121,580,823
CBS Corp., Class B Shares	784,000	45,911,040
Comcast Corp., Class A Shares	700,000	34,909,000
Comcast Corp., Special Class A Shares	10,481,880	504,702,522
DIRECTV	2,152,362	142,292,652	*
Discovery Communications Inc., Class A Shares	742,900	64,832,883	*
Discovery Communications Inc., Class C Shares	767,800	62,015,206	*
Liberty Global PLC, Class A Shares	697,331	59,837,973	*
Liberty Global PLC, Series C Shares	707,148	57,597,205	*
Liberty Media Corp.	1,028,501	157,833,763	*
Madison Square Garden Inc., Class A Shares	1,961,175	110,531,823	*
Starz	1,028,501	29,086,008	*
Viacom Inc., Class B Shares	784,000	62,853,280
World Wrestling Entertainment Inc., Class A Shares	993,600	15,212,016

Total Media		1,588,944,374

TOTAL CONSUMER DISCRETIONARY		1,722,459,893

ENERGY - 13.9%
Energy Equipment & Services - 8.0%
Core Laboratories NV	1,554,870	283,204,022
Frank’s International NV	130,300	3,118,079
National-Oilwell Varco Inc.	1,828,171	148,995,936
Weatherford International Ltd.	18,000,150	281,882,349	*

Total Energy Equipment & Services		717,200,386

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	5,208,595	462,627,408
Newfield Exploration Co.	2,525,036	70,953,512	*

Total Oil, Gas & Consumable Fuels		533,580,920

TOTAL ENERGY		1,250,781,306

FINANCIALS - 1.9%
Capital Markets - 0.6%
Cohen & Steers Inc.	1,343,500	53,887,785

Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.	3,962,230	55,391,975
New York Community Bancorp Inc.	3,714,810	61,368,661

Total Thrifts & Mortgage Finance		116,760,636

TOTAL FINANCIALS		170,648,421

HEALTH CARE - 34.0%
Biotechnology - 19.2%
Alkermes PLC	1,052,000	42,479,760	*
Amgen Inc.	4,119,520	469,954,842
Biogen Idec Inc.	3,475,542	1,011,278,456	*
ImmunoGen Inc.	860,750	12,506,697	*
Isis Pharmaceuticals Inc.	1,381,000	53,527,560	*
Vertex Pharmaceuticals Inc.	1,948,240	135,246,821	*

Total Biotechnology		1,724,994,136

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.0%
Covidien PLC	2,500,450	$170,680,717
Wright Medical Group Inc.	360,535	10,747,548	*

Total Health Care Equipment & Supplies		181,428,265

Health Care Providers & Services - 7.1%
UnitedHealth Group Inc.	8,504,060	633,382,389

Pharmaceuticals - 5.7%
Agios Pharmaceuticals Inc.	199,800	3,506,490	*
Forest Laboratories Inc.	6,096,960	312,835,018	*
Mallinckrodt PLC	312,556	16,240,410	*
Teva Pharmaceutical Industries Ltd., ADR	345,170	14,069,129
Valeant Pharmaceuticals International Inc.	1,536,988	168,499,994	*

Total Pharmaceuticals		515,151,041

TOTAL HEALTH CARE		3,054,955,831

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.8%
Engility Holdings Inc.	256,057	8,155,415	*
L-3 Communications Holdings Inc.	1,521,345	157,398,354

Total Aerospace & Defense		165,553,769

Commercial Services & Supplies - 2.2%
ADT Corp.	1,692,865	68,662,605
Tyco International Ltd.	3,385,730	129,131,742

Total Commercial Services & Supplies		197,794,347

Construction & Engineering - 0.9%
Fluor Corp.	1,042,730	81,134,821

Machinery - 2.5%
Pall Corp.	1,947,880	163,037,556
Pentair Ltd., Registered Shares	812,382	57,451,655

Total Machinery		220,489,211

TOTAL INDUSTRIALS		664,972,148

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.3%
ARRIS Group Inc.	1,123,743	23,059,206	*

Computers & Peripherals - 5.6%
SanDisk Corp.	4,241,250	289,041,187
Seagate Technology PLC	4,274,940	209,643,058

Total Computers & Peripherals		498,684,245

Electronic Equipment, Instruments & Components - 2.0%
Dolby Laboratories Inc., Class A Shares	849,100	30,508,163
TE Connectivity Ltd.	2,857,670	150,656,363

Total Electronic Equipment, Instruments & Components		181,164,526

Internet Software & Services - 1.4%
Facebook Inc., Class A Shares	2,650,603	124,604,847	*

Semiconductors & Semiconductor Equipment - 4.9%
Broadcom Corp., Class A Shares	5,497,440	146,726,674
Cree Inc.	4,007,990	223,645,842	*
Intel Corp.	2,799,460	66,739,126

Total Semiconductors & Semiconductor Equipment		437,111,642

Software - 2.8%
Advent Software Inc.	1,876,600	65,962,490
Autodesk Inc.	1,731,710	78,359,877	*
Citrix Systems Inc.	1,884,630	111,796,252	*

Total Software		256,118,619

TOTAL INFORMATION TECHNOLOGY		1,520,743,085

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY			SHARES	VALUE
MATERIALS - 0.8%
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold Inc.			1,433,400	$49,724,646
Nucor Corp.			448,500	22,900,410

TOTAL MATERIALS				72,625,056

TOTAL COMMON STOCKS (Cost - $2,774,744,414)				8,457,185,740

			RIGHTS
RIGHTS - 0.0%
Wright Medical Group Inc., CVR (Cost - $3,631,500)			1,452,600	551,988	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,778,375,914)				8,457,737,728

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.7%
Repurchase Agreements - 5.7%
Interest in $1,250,000,000 joint tri-party repurchase agreement dated 11/29/13 with RBS Securities Inc.; Proceeds at maturity - $257,887,504 (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 1/15/15 to 2/15/40; Market value - $263,043,751)	0.070%	12/2/13	$257,886,000	257,886,000
Interest in $678,383,000 joint tri-party repurchase agreement dated 11/29/13 with Deutsche Bank Securites Inc.; Proceeds at maturity - $257,887,934; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 3/15/14 to 11/15/43; Market value - $264,040,032)	0.090%	12/2/13	257,886,000	257,886,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $515,772,000)				515,772,000

TOTAL INVESTMENTS - 99.9% (Cost - $3,294,147,914#)				8,973,509,728
Other Assets in Excess of Liabilities - 0.1%				8,530,287

TOTAL NET ASSETS - 100.0%				$8,982,040,015

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$8,457,185,740	—	—	$8,457,185,740
Rights	551,988	—	—	551,988

Total long-term investments	$8,457,737,728	—	—	$8,457,737,728

Short-term investments†	—	$515,772,000	—	515,772,000

Total investments	$8,457,737,728	$515,772,000	—	$8,973,509,728

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,711,419,216
Gross unrealized depreciation	(32,057,402)

Net unrealized appreciation	$5,679,361,814

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2014